Schedule of aging of trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	$ 8,825	$ 7,607
Expected credit losses	(1,428)	(1,528)
Current [member]
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	7,059	5,850
Expected credit losses	(77)	(130)
Not later than three months [member]
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	218	205
Expected credit losses	(26)	(8)
Later than three months and not later than six months [member]
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	40	15
Expected credit losses	(6)	(9)
Later than six months and not later than one year [member]
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	51	42
Expected credit losses	(29)	(28)
Later than one year [member]
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	1,457	1,495
Expected credit losses	$ (1,290)	$ (1,353)